Business Combinations	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business Combinations
5. Business combinations:

Merger with Fuel Systems:

On June 1, 2016 ("the acquisition date"), the Company completed a merger with Fuel Systems Solutions, Inc. ("Fuel Systems"). Fuel Systems shareholders received 2.4755 Westport common shares for each share of Fuel Systems common stock owned. The Company issued 44,882,782 common shares to former Fuel Systems shareholders and 653,532 restricted stock units. The Company determined the purchase price using the Nasdaq closing share price on the acquisition date at $2.20 per share, which resulted in total purchase consideration of $99,397. The Company incurred total acquisition related costs of $9,890 in 2015 and 2016, which were expensed as incurred.

This business combination resulted in a bargain purchase transaction, as the fair value of assets acquired and liabilities assumed exceeded the total of the transaction date fair value of equity issued by $35,808. The Company believes it was able to acquire the assets of Fuel Systems for less than their fair value due to the weakness in the alternative fuel sector. The following table summarizes the final allocation of the purchase price to the fair values of assets acquired and liabilities assumed at the date of the acquisition.

Consideration allocated to:	Final Purchase Price Allocation as of December 31, 2016
Cash and cash equivalents	$45,344
Accounts receivable	42,954
Inventory	73,560
Property, plant and equipment	37,792
Intangible assets	4,240
Deferred income taxes, net	(2,053)
Other assets	12,962
Accounts payable and accrued liabilities	(63,706)
Other liabilities	(15,888)
Total net identifiable assets	135,205
Bargain purchase gain	(35,808)
Total consideration	$99,397

Proforma Results

The following unaudited supplemental proforma information presents the consolidated financial results as if the acquisition of Fuel Systems had occurred on January 1, 2015. This supplemental proforma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2015, nor are they indicative of any future results.

5. Business combinations (continued):

	Years ended December 31,
	2016	2015
	(Adjusted, Note 6)
Revenue
Revenue for the year	$177,394	$103,304
Fuel Systems (prior to merger)	96,833	263,397
Proforma revenue for the year	$274,227	$366,701

Net loss
Net loss for the year	$(99,395)	$(99,154)
Fuel Systems, net of transaction costs (prior to merger)	(6,249)	(47,135)
Proforma adjustments (1)	(28,951)	(1,575)
Proforma net loss for the year	$(134,595)	$(147,864)

(1) Includes adjustments for the bargain purchase gain, additional interest expense for the convertible debt in all periods, and for transaction costs related to the merger with Fuel Systems.